Commitments and Contingencies - Additional Information - Randgrid (Detail) (Randgrid shuttle tanker [Member])	Jun. 30, 2014
Randgrid shuttle tanker [Member]
Loss Contingencies [Line Items]
Percentage of ownership by non-controlling owners	33.00%